Business Combinations (Details) € in Millions, £ in Millions, kr in Millions, R in Millions	1 Months Ended																		3 Months Ended				12 Months Ended
	Oct. 31, 2022 USD ($)	Oct. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Dec. 31, 2020 USD ($)	May 31, 2020 USD ($)	May 31, 2020 DKK (kr)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 ZAR (R)	Sep. 30, 2022 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 DKK (kr)	Mar. 31, 2020 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Goodwill														$ 631,212,000									$ 515,008,000	$ 631,194,000	$ 631,212,000
Goodwill additions																							2,045,000	8,802,000
Acquisition-related earnout liability (See Note 2)																							1,024,000	1,568,000
Payments related to acquisitions																							13,115,000	$ 42,417,000	56,230,000
Assets related to sealing and impregnation of metal castings
Business Acquisition [Line Items]
Asset acquisition, consideration transferred				$ 1,400,000	€ 1.2
Assets from 3-S Muhendislik A.S.
Business Acquisition [Line Items]
Asset acquisition, consideration transferred						$ 3,700,000	€ 3.2
Assets for chemical maskants
Business Acquisition [Line Items]
Asset acquisition, consideration transferred										$ 2,800,000	€ 2.3
Business Related to Pickling and Rinsing Products and Services
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 3,500,000	€ 3.5
Acquired intangible assets	2,800,000
Goodwill	800,000
Business Related to Pickling and Rinsing Products and Services | Customer Relationships
Business Acquisition [Line Items]
Acquired intangible assets	$ 2,300,000
Intangible assets, amortizable life	10 years	10 years
Business Related to Pickling and Rinsing Products and Services | Product technology
Business Acquisition [Line Items]
Acquired intangible assets	$ 200,000
Intangible assets, amortizable life	10 years	10 years
Business Related to Pickling and Rinsing Products and Services | Trademarks
Business Acquisition [Line Items]
Acquired intangible assets	$ 300,000
Intangible assets, amortizable life	10 years	10 years
Business Related To Pickling Inhibitor Technologies
Business Acquisition [Line Items]
Business combination, consideration transferred				8,000,000
Acquired intangible assets				5,600,000
Goodwill additions				1,800,000
Goodwill, purchase accounting adjustments																			$ 100,000
Business Related To Pickling Inhibitor Technologies | Customer Relationships
Business Acquisition [Line Items]
Acquired intangible assets				$ 5,100,000
Intangible assets, amortizable life				14 years	14 years
Business Related To Pickling Inhibitor Technologies | Patented Technology
Business Acquisition [Line Items]
Acquired intangible assets				$ 500,000
Intangible assets, amortizable life				14 years	14 years
Baron Industries
Business Acquisition [Line Items]
Business combination, consideration transferred						11,000,000
Acquired intangible assets						8,000,000
Goodwill						400,000
Cash payments to acquire businesses						7,100,000
Post closing adjustment including earnouts																			$ 100,000
Acquisition-related earnout liability (See Note 2)																							1,600,000
Payment for earnout provisions			$ 2,500,000
Earn-out expense																							$ 100,000
Acquired property, plant, and equipment						1,100,000
Other assets acquired net of liabilities assumed						1,500,000
Cash assumed						300,000
Baron Industries | Maximum
Business Acquisition [Line Items]
Acquisition-related earnout liability (See Note 2)						4,500,000
Baron Industries | Customer Relationships
Business Acquisition [Line Items]
Acquired intangible assets						$ 7,200,000
Intangible assets, amortizable life						15 years	15 years
Baron Industries | Product technology
Business Acquisition [Line Items]
Acquired intangible assets						$ 800,000
Intangible assets, amortizable life						13 years	13 years
Grindaix
Business Acquisition [Line Items]
Business combination, consideration transferred								$ 2,400,000	€ 2.9			$ 1,700,000	€ 1.4
Cash assumed								$ 300,000
Percentage of voting interests acquired												38.00%
Tin-plating solutions business
Business Acquisition [Line Items]
Business combination, consideration transferred												$ 25,000,000
Acquired intangible assets												19,600,000
Goodwill												5,000,000
Tin-plating solutions business | Customer Relationships
Business Acquisition [Line Items]
Acquired intangible assets												$ 18,300,000
Intangible assets, amortizable life												19 years	19 years
Tin-plating solutions business | Product technology
Business Acquisition [Line Items]
Acquired intangible assets												$ 900,000
Intangible assets, amortizable life												14 years	14 years
Tin-plating solutions business | Trademarks
Business Acquisition [Line Items]
Acquired intangible assets												$ 400,000
Intangible assets, amortizable life												3 years	3 years
Coral Chemical Company | Previously Reported
Business Acquisition [Line Items]
Business combination, consideration transferred														54,100,000
Coral Chemical Company | Maximum
Business Acquisition [Line Items]
Loss contingency, estimate of possible loss														1,500,000											1,500,000
Coral Chemical Company | Minimum
Business Acquisition [Line Items]
Loss contingency, estimate of possible loss														$ 0											$ 0
Tel Nordic ApS
Business Acquisition [Line Items]
Acquired intangible assets															$ 2,400,000
Intangible assets, amortizable life															17 years	17 years
Goodwill additions															$ 500,000
Post closing adjustment including earnouts																				$ 100,000	kr 0.4
Payments related to acquisitions															$ 2,900,000	kr 20.0
South Africa Equity Affiliate
Business Acquisition [Line Items]
Business combination, consideration transferred																	$ 1,000,000	R 16.7
Percentage of voting interests acquired																	49.00%	49.00%				49.00%
Adjustments to additional paid in capital, other																	$ 700,000
Norman Hay
Business Acquisition [Line Items]
Post closing adjustment including earnouts | £																						£ 2.5